Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents.
Schedule of cash and cash equivalents

	2023	2022
	$’000	$'000

Cash at bank	293,823	514,078
Cash and cash equivalents	293,823	514,078

Schedule of credit ratings of banking partners

	2023	2022
	$’000	$'000
Cash and cash equivalents
AAA (F1+)	16,030	20,916
AA	2	—
A+	15,686	22,790
A (F1)	67,505	244,483
A-	216	—
BBB+	15,889	506
BBB-	88	115
B+	7,611	—
B	169,517	217,335
B-	—	7,242
Not rated	1,279	691
	293,823	514,078